INVENTORIES	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
INVENTORIES

NOTE 4 — INVENTORIES

Inventories are stated at the lower of cost (average cost method) or net realizable value. The Company reduces the carrying value of inventories for those items that are potentially in excess, obsolete or slow-moving based on changes in customer demand, technology developments or other economic factors. The Company did not recognize any reduction in the carrying value of its inventories during the nine months ended September 30, 2024 or 2023.

Inventories consist of parts for the satisfaction of the Company’s performance obligations. These parts primarily consist of manufacturing hardware, wiring, and piping. The Company’s inventory balances consisted of the following at September 30, 2024 and December 31 2023 (in thousands):

	September 30, 2024	December 31, 2023
Parts	$181	$251
Finished Goods	139	26
Total	$320	$277

ConnectM Before Business Combination
INVENTORIES

NOTE 5: INVENTORIES

Inventories are stated at the lower of cost (average cost method) or net realizable value. The Company reduces the carrying value of inventories for those items that are potentially excess, obsolete or slow-moving based on changes in customer demand, technology developments or other economic factors. The Company recognized a reduction of $187,098 and $0 in the carrying value of its inventories during the years ended December 31, 2023 or 2022.

Inventories consist of parts for the satisfaction of the Company’s performance obligations. These parts primarily consist of manufacturing hardware, wiring, and piping. The Company’s inventory balances consisted of the following at December 31 2023 and 2022:

	December 31,
	2023	2022
Parts	$250,700	$629,454
Finished Goods	26,643	26,760
Total	$277,343	$656,214